Share-Based Payment - Schedule of Fair Value for Options Granted (Details) - Black-Scholes Model [Member]	1 Months Ended
	Apr. 30, 2024	Mar. 17, 2024	Mar. 02, 2023
Share-Based Payment - Schedule of Fair Value for Options Granted [Line Items]
Dividend yield	0.00%	0.00%	0.00%
Expected volatility	91.15%	81.27%	67.50%
Risk-free interest	4.72%	4.31%	4.08%
Expected life (years)	5 years	5 years	10 years